Note 10 - Other Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Intermediated Money Transaction Tax		$ 799	$ 451	$ 354
Solar evaluation cost *	[1]	0	230	160
COVID-19 donations		74	1,322	0
Community and social responsibility cost		1,167	382	0
Other		0	0	8
Impairment of property, plant and equipment - plant and equipment (note 18)		498	0	144
Impairment of exploration and evaluation assets (note 19)		3,837	2,930	0
Expected credit losses on deferred consideration on the disposal of subsidiary (notes 23.2 and 24)		761	0	0
Other expenses		$ 7,136	$ 5,315	$ 666

[1]	Capitalised from July 6, 2020, refer to note 18.